Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014		Dec. 31, 2013		Dec. 25, 2012
Cash flows from operating activities:
Net income	$ 7,582	$ 6,908	$ 7,552	[1]	$ 5,750	[2]	$ 3,058
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	8,163	5,991	8,472		6,008		3,923
Amortization of financing fees	31	115	125		29		23
Stock-based compensation	852	304	515		260		301
Loss on disposal of assets	58	115	141		15		3
Deferred income taxes			299
Deferred income taxes	2,089		275
Deferred rent	184	206	321		327		581
Changes in assets and liabilities:
Accounts receivable	1,678	1,076	1,183		1,272		883
Inventory	(154)	(100)	(243)		(332)		(76)
Prepaid expenses	(1,847)	(611)	198		(1,016)		(31)
Deposits and other assets	(710)	(737)	(405)		(277)		(172)
Accounts payable	1,640	1,683	1,831		2,866		324
Employee-related accruals	2,686	1,758	556		495		885
Accrued expenses	2,204	795	2,204		(381)		1,258
Income taxes payable	(92)
Sales taxes payable	252	357	445		358		284
Net cash provided by operating activities	24,616	17,860	23,194		15,374		11,244
Cash flows from investing activities:
Purchase of property and equipment	(19,046)	(14,935)	(24,403)		(20,234)		(14,968)
Net cash used in investing activities	(19,046)	(14,935)	(24,403)		(20,234)		(14,968)
Cash flows from financing activities:
Proceeds from exercise of stock options		111	111		77
Tax distributions to LLC members	(3,038)	(530)
Other distributions to LLC members	(217)		(30,351)		(149)		(104)
Proceeds from deemed landlord financing					96		70
Payments on deemed landlord financing	(29)	(19)	(28)		(35)		(17)
Borrowings on long-term debt		1,000	33,750		6,150		4,600
Financing fees on long-term debt		(5)	(5)				(64)
Proceeds from IPO, net of offering costs			92,289
Principal payments on long-term debt		(1,343)	(45,210)		(1,457)		(750)
Net cash provided by (used in) financing activities	(3,284)	(786)	50,556		4,682		3,735
Net change in cash and cash equivalents	2,286	2,139	49,347		(178)		11
Cash and cash equivalents, beginning of period	49,469	122	122		300		289
Cash and cash equivalents, end of period	51,755	2,261	49,469		122		300
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	62	622	790		691		520
Cash paid for income taxes	94
NON-CASH FINANCING
Deemed landlord financing					708		360
Unpaid purchase of property and equipment	$ 1,380	$ 3,416	1,528		$ 1,735		$ 1,443
Initial establishment of deferred tax assets			16,133
Initial establishment of amounts payable under the tax receivable agreement			$ 12,698

[1]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.